10. Trade and other receivables (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		$ 6,003	$ 7,227
Total trade receivables		7,088	8,660
Expected credit losses		(2,331)	(4,305)
Total trade receivables, net		4,907	6,329
Current		2,614	3,762
Non-current		2,293	2,567
Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		4,171	5,609
Total		2,917	3,051
Gross carrying amount [member] | Receivables from the electricity sector [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		214	334
Third parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses		(2,144)	(2,286)
Third parties [member] | Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		3,312	4,481
Receivables from divestments	[1]	1,501	1,434
Lease receivables		465	482
Total		725	831
Investees [member] | Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		645	794
Petroleum and alcohol accounts from brazilian government [member] | Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Trade receivables from contracts with costumers		226	304
Related parties [member]
Disclosure of trade and other receivables [line items]
Expected credit losses		$ (37)	$ (45)

[1]	It comprises receivable from the divestment of NTS and contingent payments from the sale of interest in Roncador field.